Interim Condensed Consolidated Balance Sheets	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash	¥ 21,076,691	$ 2,957,385	¥ 26,103,076
Restricted cash			501,952
Accounts receivable, net	46,816,230	6,569,039	41,281,988
Contract assets	2,787,512	391,131	2,023,221
Prepaid expenses and other current assets, net	9,626,088	1,350,689	12,513,878
Total current assets	80,952,094	11,358,827	82,588,973
Non-current assets
Property and equipment, net	973,909	136,654	1,123,976
Intangible asset, net	1,550,055	217,497	1,994,868
Operating right-of-use assets, net	3,685,004	517,063	8,992,535
Deferred offering costs	299,397	42,010
Deferred tax assets, net	4,829,555	677,661	3,689,514
Refundable deposits	1,060,734	148,837	2,060,734
Total non-current assets	12,398,654	1,739,722	17,861,627
TOTAL ASSETS	93,350,748	13,098,549	100,450,600
Current liabilities
Short-term borrowings	21,436,891	3,007,927	25,603,498
Current maturities of long-term borrowing	4,100,000	575,293	4,400,000
Contract liabilities	2,611,792	366,475	4,777,398
Accrued expenses and other current liabilities	13,437,842	1,885,537	7,485,881
Taxes payable	917,728	128,771	513,197
Operating lease liabilities - current	5,067,633	711,067	8,806,671
Total current liabilities	110,266,114	15,472,039	109,611,400
Non-current liabilities
Operating lease liabilities – non-current	2,268,683	318,331	5,216,622
Other payables - shareholders -non-current	6,937,500	973,438	6,937,500
Deferred tax liabilities	980,166	137,530	760,806
Total non-current liabilities	28,521,916	4,002,062	16,571,273
Total liabilities	138,788,030	19,474,101	126,182,673
Commitments and contingencies
Shareholders’deficit
Additional paid in capital	59,999,981	8,418,923	60,423,647
Statutory reserves	764,231	107,233	502,941
Accumulated deficit	(95,650,425)	(13,421,230)	(77,454,208)
Accumulated other comprehensive loss	(1,511,046)	(212,023)	(1,541,653)
Total Jayud Global Logistics Limited shareholders’ deficit	(36,383,385)	(5,105,151)	(18,055,399)
Non-controlling interests	(9,053,897)	(1,270,401)	(7,676,674)
Total shareholders’ deficit	(45,437,282)	(6,375,552)	(25,732,073)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	93,350,748	13,098,549	100,450,600
Related Party
Current assets
Accounts receivable - related parties	260,010	36,483
Other receivable - related parties	385,563	54,100	164,858
Current liabilities
Loan payable - a related party			3,000,000
Accounts payable - related parties	18,241,237	2,559,527	6,666,458
Other payables - related parties	738,548	103,630	8,516,645
Non-current liabilities
Loans payable - a related party	2,000,000	280,631
Third Party
Current liabilities
Loans payable - a third party	2,829,023	396,956
Accounts payable - third parties	40,867,407	5,734,328	39,804,623
Non-current liabilities
Loans payable - a third party			2,833,080
Shareholders
Current liabilities
Other payables - shareholders	18,013	2,528	37,029
Non-current liabilities
Loans payable - shareholders	16,335,567	2,292,132	823,265
Class A Ordinary Shares
Shareholders’deficit
Ordinary shares, value	9,787	1,373	9,787
Class B Ordinary Shares
Shareholders’deficit
Ordinary shares, value	¥ 4,087	$ 573	¥ 4,087